Segment Reporting (Reconciliation of Segment Activity) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Revenue from tenants	$ 94,664	$ 96,287	$ 194,899	$ 185,005
Property operating and maintenance	59,788	58,804	121,511	111,603
Net operating income	34,876	37,483	73,388	73,402
Impairment charges	(13,793)	(19)	(31,831)	(19)
Operating fees to related parties	(5,936)	(5,826)	(11,985)	(11,594)
Acquisition and transaction related	(178)	(31)	(505)	(49)
General and administrative	(4,730)	(4,314)	(11,460)	(10,612)
Depreciation and amortization	(20,183)	(20,299)	(40,378)	(40,984)
Interest expense	(12,580)	(12,806)	(25,837)	(26,749)
Interest and other income	36	0	41	4
Gain on sale of real estate investments	0	0	2,306	6,078
Gain (loss) on non-designated derivatives	8	(5)	24	(48)
Income tax benefit (expense)	332	(297)	0	(635)
Net loss attributable to non-controlling interests	87	60	174	41
Preferred stock dividends	(750)	0	(1,492)	0
Net loss attributable to common stockholders	(22,811)	(6,054)	(47,555)	(11,165)
Medical Office Buildings
Segment Reporting Information [Line Items]
Revenue from tenants	25,788	25,066	52,160	50,324
Property operating and maintenance	7,430	8,021	15,040	14,968
Net operating income	18,358	17,045	37,120	35,356
Triple-Net Leased Healthcare Facilities
Segment Reporting Information [Line Items]
Revenue from tenants	5,218	3,462	9,929	6,997
Property operating and maintenance	2,588	388	4,062	799
Net operating income	2,630	3,074	5,867	6,198
Seniors Housing Communities
Segment Reporting Information [Line Items]
Revenue from tenants	63,658	67,759	132,810	127,684
Property operating and maintenance	49,770	50,395	102,409	95,836
Net operating income	$ 13,888	$ 17,364	$ 30,401	$ 31,848